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Madison Mosaic Income Opportunities ETF
Madison Mosaic Income Opportunities ETF Fund Summary Ticker: MIOP
Investment Objective
The Madison Mosaic Income Opportunities ETF (the “Fund”) seeks to generate a high level of current income while maintaining the opportunity for capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Mosaic Income Opportunities ETF Madison Mosaic Income Opportunities ETF
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Acquired Fund Fees and Expenses	0.50%	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Madison Mosaic Income Opportunities ETF | Madison Mosaic Income Opportunities ETF | USD ($)	72	224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund has no operational history and therefore no historical turnover rate.

Principal Investment Strategies

The Fund invests primarily in shares of other registered investment companies (the “underlying funds”). The Fund's allocation among underlying funds will be based on an asset allocation model developed by Madison Asset Management, LLC (“Madison” or the “Advisor”), the Fund’s investment advisor. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services for the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. Under normal circumstances, the Fund’s total net assets will be allocated among underlying funds, including exchange traded funds (“ETFs”), with exposure to various asset classes, including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. The Fund's allocation to underlying funds will vary however, under normal market conditions, the Fund's portfolio managers generally attempt to target a 60% bond funds and 40% equity funds investment allocation. Nevertheless, underlying bond funds (which may hold investment grade, non-investment grade securities (i.e., "junk" bonds) and mortgage- or asset-backed securities) may constitute up to 80% of the Fund's assets. Investments in non-investment grade bond funds may not exceed 50% of fund assets.

The balance between the two main asset classes of the Fund (i.e., fixed income investing and equity investing) is determined after reviewing the risks and current yields associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.

Underlying funds in which the Fund invests may include funds advised by the Advisor and/or its affiliates, including other Madison ETFs and Mutual Funds (the “affiliated underlying funds”).

The Advisor may employ multiple analytical approaches to determine the appropriate allocation among the underlying funds, including:

•	Macroeconomic analysis. This approach analyzes high frequency economic (e.g. monetary/fiscal policy, money supply, inflation, manufacturing/services production/new orders, personal income and expenditures, etc.) and market data (e.g. interest rates and spread differentials, currencies, commodity prices, etc.) across the global markets in an effort to identify attractive investment opportunities in countries, regions and/or asset classes by seeking to determine economic and market cycle positioning.

•	Fundamental analysis. This approach reviews fundamental asset class valuation data (e.g. P/E, P/S, EV/Sales multiples, free cash flow yield, etc.) to determine the absolute and relative attractiveness of existing and potential investment opportunities in relation to the identified macroeconomic and market cycle.

•	Correlation analysis. This approach considers the degree to which returns in different asset classes do or do not move together, and the Fund’s aim to achieve a favorable overall risk and return profile by utilizing the data for position sizing and overall portfolio composition. The analysis considers both longer-term (3 to 5 years) as well as short-term correlations.

In addition, the Advisor has a flexible mandate that permits the Advisor, in its sole discretion, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

Principal Risks
Performance

The Fund does not have a performance history. Once available, the Fund’s performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance, will be available on the Fund’s website at www.madisonfunds.com.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Madison Mosaic Income Opportunities ETF | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Madison Mosaic Income Opportunities ETF | Risk Not Insured [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Madison Mosaic Income Opportunities ETF | Asset Allocation Risk [Member]

Asset Allocation Risk. The Fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

Madison Mosaic Income Opportunities ETF | Equity Risk [Member]

Equity Risk. The Fund, through the underlying funds, is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Mosaic Income Opportunities ETF | Mortgage-Backed Securities Risk [Member]

Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop-in rates since the prepayment acts to shorten the maturity of the security.

Madison Mosaic Income Opportunities ETF | Real Estate Investment Risk [Member]

Real Estate Investment Risk. Companies that invest in real estate, such as real estate investment trusts (“REITs”) and real estate holding and operating companies, expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments and is characterized by strong competition and periodic overbuilding. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, which can significantly impact their value. REITs are more susceptible to risks associated with the ownership of the real estate and the real estate industry in general. Real estate companies, including REITs, may utilize leverage (and some may be highly leveraged), which increases investment risk and the risk normally associated with debt financing, and could potentially increase the Fund’s losses.

Madison Mosaic Income Opportunities ETF | Money Market and Short-Term Securities Risk [Member]

Money Market and Short-Term Securities Risk. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Madison Mosaic Income Opportunities ETF | Debt Securities Risk [Member]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Madison Mosaic Income Opportunities ETF | Interest Rate Risk [Member]

Interest Rate Risk. To the extent that the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to interest rate risk, which is the risk that the value of the debt securities in an underlying security' portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.

Madison Mosaic Income Opportunities ETF | Credit Risk [Member]

Credit Risk. The Fund, through the underlying funds, is also subject to credit risk, which is the risk that issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Madison Mosaic Income Opportunities ETF | Call Risk [Member]

Call Risk. To the extent the Fund invests in underlying funds that invest in debt securities, the Fund will be subject to call risk. If a bond issuer "calls" a bond held by an underlying fund (i.e., pays it off at a specified price before it matures), the underlying fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the underlying fund paid for the bond.

Madison Mosaic Income Opportunities ETF | Extension Risk [Member]

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Madison Mosaic Income Opportunities ETF | Prepayment Risk [Member]

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Madison Mosaic Income Opportunities ETF | Income Risk [Member]

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Madison Mosaic Income Opportunities ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Madison Mosaic Income Opportunities ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Madison Mosaic Income Opportunities ETF | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. The Fund, through the underlying funds, may invest in non-investment grade securities (i.e., “junk” bonds). Issuers of non-investment grade securities are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Mosaic Income Opportunities ETF | ETF Risks [Member]

ETF Risks. The Fund may invest in other investment companies, including other ETFs. The Fund will experience similar risks with respect to its holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF's expenses, subjecting Fund shareholders to duplicative expenses.

Madison Mosaic Income Opportunities ETF | Tax Risk from Investment in Other Investment Companies [Member]

Tax Risk from Investment in Other Investment Companies. The Fund has based its analysis of its qualification as a RIC on the belief that its underlying funds are themselves RICs. If an underlying fund were to lose its status as a RIC, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

Madison Mosaic Income Opportunities ETF | Foreign Security Risk [Member]

Foreign Security Risk. Investments in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Mosaic Income Opportunities ETF | New Fund Risk [Member]

New Fund Risk. The Fund is new and has no performance history or assets as of the date of this prospectus. The Fund expects to have fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure, and in turn, the Fund’s returns for limited periods of time.

Madison Mosaic Income Opportunities ETF | Market Risk [Member]

Market Risk. The Fund, through the underlying funds, is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements. Certain of the underlying funds may invest in the equity securities of smaller companies, which may fluctuate more in value and be more thinly traded than the general market.

Madison Short-Term Strategic Income ETF
Madison Short-Term Strategic Income ETF Fund Summary Ticker: MSTI
Investment Objective
The Madison Short-Term Strategic Income ETF (the “Fund”) seeks to generate a high level of current income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Short-Term Strategic Income ETF Madison Short-Term Strategic Income ETF
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Short-Term Strategic Income ETF | Madison Short-Term Strategic Income ETF | USD ($)	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period September 5, 2023 (commencement of operations) to June 30, 2024, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains a short (typically 3.5 years or less) average portfolio duration, with the goal of being between 75-125% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg US Government/Credit Float Adjusted 1-5 Year Index, the duration of which as of June 30, 2024 was 2.57 years). The maximum average duration of any individual portfolio security will be 8 years. Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.

Madison Asset Management, LLC (“Madison” or the “Advisor”) considers, among other things, credit risk, sector exposure and yield curve positioning in selecting securities for the Fund. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading equity portfolio securities and performing related services (if any), providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:

•	Up to 90% of its assets in corporate debt securities: securities issued by domestic corporations;

•	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

•	Up to 25% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest); and

•	Up to 50% in asset-backed, mortgage-backed and commercial mortgage-backed securities as well as collateralized loan obligations: securities issued or guaranteed by special purpose corporations and financial institutions that represent direct or indirect participation in, or are collateralized by, an underlying pool of assets. The types of assets that can be “securitized” include, among others, residential or commercial mortgages, credit card receivables, automobile loans, and other assets.

Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.

The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.madisonfunds.com.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Madison Short-Term Strategic Income ETF | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Madison Short-Term Strategic Income ETF | Risk Not Insured [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Madison Short-Term Strategic Income ETF | Mortgage-Backed Securities Risk [Member]

Mortgage-Backed Securities Risk. The Fund may own obligations backed by mortgages issued by a government agency or through a government-sponsored program. If the mortgage holders prepay principal during a period of falling interest rates, the Fund could be exposed to prepayment risk. In that case, the Fund would have to reinvest the proceeds at a lower interest rate. The security itself may not increase in value with the corresponding drop-in rates since the prepayment acts to shorten the maturity of the security.

Madison Short-Term Strategic Income ETF | Debt Securities Risk [Member]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Madison Short-Term Strategic Income ETF | Interest Rate Risk [Member]

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Madison Short-Term Strategic Income ETF | Credit Risk [Member]

Credit Risk. The Fund is also subject to credit risk, which is the risk that issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation, including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Madison Short-Term Strategic Income ETF | Call Risk [Member]

Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Madison Short-Term Strategic Income ETF | Extension Risk [Member]

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Madison Short-Term Strategic Income ETF | Prepayment Risk [Member]

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Madison Short-Term Strategic Income ETF | Income Risk [Member]

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Madison Short-Term Strategic Income ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Madison Short-Term Strategic Income ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Madison Short-Term Strategic Income ETF | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news

Madison Short-Term Strategic Income ETF | ETF Risks [Member]

ETF Risks. The Fund may invest in other investment companies, including other ETFs. The Fund will experience similar risks with respect its holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Madison Short-Term Strategic Income ETF | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Madison Short-Term Strategic Income ETF | Restricted Securities Risk [Member]

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Madison Short-Term Strategic Income ETF | Risk of Default [Member]

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Madison Aggregate Bond ETF
Madison Aggregate Bond ETF Fund Summary Ticker: MAGG
Investment Objective
The Madison Aggregate Bond ETF (the “Fund”) seeks to generate superior long-term risk adjusted performance.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Aggregate Bond ETF Madison Aggregate Bond ETF
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.40%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Aggregate Bond ETF | Madison Aggregate Bond ETF | USD ($)	41	128	224	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 28, 2023 (commencement of operations) to June 30, 2024, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. To keep current income relatively stable and to limit share price volatility, the Fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 75-125% of the market benchmark duration (for this purpose, the benchmark used is Bloomberg U.S. Aggregate Bond Index, the duration of which as of June 30, 2024 was 6.10 years). Duration is an approximation of the expected change in a debt security’s price given a 1% move in interest rates, using the following formula: change in debt security value = (change in interest rates) x (duration) x (-1). By way of example, assume XYZ company issues a five-year bond which has a duration of 4.5 years. If interest rates were to instantly increase by 1%, the bond would be expected to decrease in value by approximately 4.5%.

Madison Asset Management, LLC (“Madison” or the “Advisor”) strives to add incremental return in the portfolio by making strategic decisions relating to credit risk, sector exposure and yield curve positioning. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading equity portfolio securities (if any) and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund generally holds 100-500 individual securities in its portfolio at any given time and may invest in the following instruments:

•	Corporate debt securities: securities issued by domestic corporations;

•	U.S. Government debt securities: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

•	Up to 10% of its assets in non-investment grade debt securities (securities not rated within the four highest categories (i.e., “junk bonds”) or non-rated debt securities (securities issued or guaranteed by corporations, financial institutions, and others which, although not rated by a national rating service, are considered by Madison to have an investment quality equivalent to those categories in which the Fund is permitted to invest).

Madison may alter the composition of the Fund with regard to quality and maturity and may sell securities prior to maturity. Under normal market conditions, however, turnover for the Fund is generally not expected to exceed 100%. Sales of fund securities may result in capital gains. This can occur any time Madison sells a bond at a price that was higher than the purchase price, even if Madison does not engage in active or frequent trading. Madison’s intent when it sells bonds is to “lock in” any gains already achieved by that investment or, alternatively, prevent additional or potential losses that could occur if Madison continued to hold the bond. Turnover may also occur when Madison finds an investment that could generate a higher return than the investment currently held. However, increasing portfolio turnover at a time when Madison’s assessment of market performance is incorrect could lower investment performance. The Fund pays implied brokerage commissions when it purchases or sells bonds, which is the difference between the bid and ask price. As a result, as portfolio turnover increases, the cumulative effect of this may hurt Fund performance. Under normal market conditions, the Fund will not engage in active or frequent trading of its bonds. However, it is possible that Madison will determine that market conditions require a significant change to the composition of the Fund’s portfolio. For example, if interest rates begin to rise, Madison may attempt to sell bonds in anticipation of further rate increases before they lose more value. Also, if the Fund experiences large swings in shareholder purchases and redemptions, Madison may be required to sell bonds more frequently in order to generate the cash needed to pay redeeming shareholders. Under these circumstances, the Fund could make a taxable capital gain distribution.

The Fund may invest up to 10% of its net assets in shares of other registered investment companies that principally invest in fixed income securities. The Fund may also invest, without limit, in securities that have not been registered under the Securities Act of 1933 (the “Securities Act”) and continue to be subject to restrictions on resale, securities held by control persons of the issuer and securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). Restricted securities include, without limitation, securities eligible for purchase and sale pursuant to Rule 144A under the Securities Act (“Rule 144A”) and other securities issued in private placements. Under normal market conditions, the Fund will limit its investments in Rule 144A securities to securities with $100 million or more in principal amount outstanding as of the time of their original issuance.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.madisonfunds.com.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Madison Aggregate Bond ETF | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Madison Aggregate Bond ETF | Risk Not Insured [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Madison Aggregate Bond ETF | Debt Securities Risk [Member]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

Madison Aggregate Bond ETF | Interest Rate Risk [Member]

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in an underlying security’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise, bond prices fall; generally, the longer a bond's maturity, the more sensitive it is to this risk. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Madison Aggregate Bond ETF | Credit Risk [Member]

Credit Risk. The Fund is also subject to credit risk, which is the risk that issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation including that the issuer of a debt security will be unable to meet its interest or principal payment obligations when due.

Madison Aggregate Bond ETF | Call Risk [Member]

Call Risk. If a bond issuer “calls” a bond held by the Fund (i.e., pays it off at a specified price before it matures), the Fund could have to reinvest the proceeds at a lower interest rate. It may also experience a loss if the bond is called at a price lower than what the Fund paid for the bond.

Madison Aggregate Bond ETF | Extension Risk [Member]

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Madison Aggregate Bond ETF | Prepayment Risk [Member]

Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying security may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying security to change.

Madison Aggregate Bond ETF | Income Risk [Member]

Income Risk. A security’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying security may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the underlying security otherwise needs to purchase additional debt securities.

Madison Aggregate Bond ETF | Inflation Risk [Member]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Madison Aggregate Bond ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Madison Aggregate Bond ETF | Non-Investment Grade Security Risk [Member]

Non-Investment Grade Security Risk. To the extent that the Fund invests in non-investment grade securities, the Fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. “Junk” bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

Madison Aggregate Bond ETF | ETF Risks [Member]

ETF Risks. The Fund may invest in other investment companies, including other ETFs. The Fund will experience similar risks with respect its holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Madison Aggregate Bond ETF | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Madison Aggregate Bond ETF | Restricted Securities Risk [Member]

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value.

Madison Aggregate Bond ETF | Risk of Default [Member]

Risk of Default. Although Madison monitors the condition of bond issuers, it is still possible that unexpected events could cause the issuer to be unable to pay either principal or interest on its bond. This could cause the bond to go into default and lose value. Some federal agency securities are not backed by the full faith and credit of the United States, so in the event of default, the Fund would have to look to the agency issuing the bond for ultimate repayment.

Madison Covered Call ETF
Madison Covered Call ETF Fund Summary Ticker: CVRD
Investment Objective
The Madison Covered Call ETF (the “Fund”) seeks to provide consistent total return and secondarily, to produce a high level of income and gains.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Covered Call ETF Madison Covered Call ETF
Management Fees	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.99%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Covered Call ETF | Madison Covered Call ETF | USD ($)	101	315	547	1,213

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance For the fiscal period August 21, 2023 (commencement of operations) to June 30, 2024, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio. This portfolio turnover is inclusive of exercised options which includes the forced sale of the security covering the option.

Principal Investment Strategies

The Fund will seek to achieve its objectives by (1) investing in common stocks of equity securities that pay dividends and (2) writing (i.e., selling) covered call options on a substantial portion of its portfolio of securities.

Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies, including other investment companies. The Fund invests, under normal market conditions, in a diversified portfolio of common stocks of large- and mid-capitalization issuers that, in the view of the Fund’s investment advisor, Madison Asset Management LLC (“Madison” or the “Advisor”), sell at a reasonable price in relation to their long-term earnings growth rates, exhibit a high degree of financial strength and are well-positioned competitively. Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting. The Fund will invest in growth stocks, value stocks or stocks that exhibit both style designations.

The Fund will invest at least 65% of its net assets in common stocks of large capitalization issuers that meet the Advisor’s investment criteria, which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the S&P 500 Index®. The Fund may invest the remainder of its common stock investments in companies that meet the Advisor’s selection criteria but whose market capitalization is considered to be “mid-cap,” which the Advisor generally considers to be stocks with a market capitalization similar to those companies in the Russell Midcap® Index.

The Fund will generally maintain a “sector neutral” approach relative to the S&P 500 Index’s Global Industry Classification Standard (GICS) sector weightings. In addition, the Fund may invest up to 15% of its net assets in foreign securities, including American Depository Receipts (ADRs) and emerging market securities. The Fund will generally hold 30-60 individual equity and investment company securities. This reflects Madison’s belief that the Fund should be invested in Madison’s top investment ideas, and that focusing on Madison’s highest conviction investment ideas is the best way to achieve the Fund’s investment objective.

In addition to investing in common stock that pay a regular dividend, the Fund will simultaneously write covered call options on a substantial portion of the common stocks in its portfolio.

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing a call option on an underlying portfolio security, the Fund receives income, in the form of a premium, from the option buyer. The Fund's covered call options help to partially offset the effect of a price decline of the portfolio securities of the Fund through means of the premiums received by the Fund. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. The Fund employs a “covered call” option strategy meaning the option written by the Fund is a call option on a portfolio security that the Fund invests in. The extent of option writing activity will depend upon market conditions and the Advisor's ongoing assessment of the attractiveness of writing call options on the Fund's stock holdings.

In addition to its covered call option strategy, the Fund may invest up to 20% of its net assets in an option strategy that includes the writing of put options on certain of the common stocks in the Fund’s portfolio. A put option gives the purchaser of the option the right to sell, and the writer (i.e., the Fund) of the option the obligation to buy, the underlying security during the option period at the strike price. To seek to offset some of the risk of a larger potential decline in the event the overall stock market has a sizable short-term or intermediate-term decline, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options or put option debit spreads (where another put option at a lower strike price is sold to offset the cost of the first put option) on broad-based securities indices (such as the S&P 500® Index, S&P MidCap 400® Index or other indices deemed suitable) or certain ETFs that trade like common stocks but represent such market indices. To seek to offset some of the risk of a larger potential decline in an individual holding due to a binary short-term company specific event, the Fund may, to a limited extent (not more than 2% of its total assets) purchase put options on individual equity holdings.

The Fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the Fund will participate near fully in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities. Therefore, the Fund’s investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.

Principal Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.madisonfunds.com.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Madison Covered Call ETF | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Madison Covered Call ETF | Risk Not Insured [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.
Madison Covered Call ETF | Equity Risk [Member]

Equity Risk. The Fund is subject to equity risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Covered Call ETF | Valuation Risk [Member]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Madison Covered Call ETF | ETF Risks [Member]

ETF Risks. The Fund may invest in other investment companies, including other ETFs. The Fund will experience similar risks with respect its holdings in ETFs as investing in a portfolio of equity securities or other investments underlying the ETF, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Actively-managed ETFs may not produce the desired result of its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives. As a shareholder in other ETFs, the Fund bears its proportionate share of each ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Madison Covered Call ETF | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Madison Covered Call ETF | Growth Investing Risk [Member]

Growth Investing Risk. The Fund may invest in common stocks issued by companies which, based upon their higher-than-average price-to-book ratios, are expected to experience greater earnings growth rates relative to other companies in the same industry or the economy as a whole. Securities of growth companies may be more volatile than other stocks. If the perception of a company’s growth potential is not realized, the securities purchased may not perform as expected. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, growth stocks may perform differently from the market as a whole and other types of securities.

Madison Covered Call ETF | Value Investing Risk [Member]

Value Investing Risk. The Fund may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

Madison Covered Call ETF | Mid Cap Risk [Member]

Mid Cap Risk. The Fund’s investments in midsize companies may entail greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have narrower product lines, fewer financial resources, and a more limited trading market for their securities, as compared to larger companies. They may also experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Some growth-oriented companies may not have established financial histories; often have limited product lines, markets, or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

Madison Covered Call ETF | Foreign Security and Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Covered Call ETF | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.

Madison Covered Call ETF | Derivatives Risk [Member]

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.

Madison Covered Call ETF | Options Risk [Member]

Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Subadvisor to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying securities, changes in interest or currency exchange rates (including anticipated volatility), which in turn are affected by fiscal and monetary policies and by national and international political and economic events, and the remaining time to the options' expiration. At times, there may be significant differences between the securities and options markets that could result in an imperfect correlation between these markets. Additionally, the trading hours for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. The number of options which the Fund may write or purchase may be affected by options written or purchased by other clients of Madison or its affiliates.

Madison Covered Call ETF | Covered Call Strategy Risk [Member]

Covered Call Strategy Risk. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Madison Covered Call ETF | Covered Call Tax Risk [Member]

Covered Call Tax Risk. The Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy.

Madison Covered Call ETF | Covered Put Strategy Risk [Member]

Covered Put Strategy Risk. As the writer of a covered put option, the Fund bears the risk of loss if the value of the underlying stock declines below the exercise price. If the put option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. Additionally, while the Fund’s potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock. If a put option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option.

Madison Covered Call ETF | Counterparty Risk [Member]

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Madison Covered Call ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Madison Dividend Value ETF
Madison Dividend Value ETF Fund Summary Ticker: DIVL
Investment Objective
The Madison Dividend Value ETF (the “Fund”) seeks to produce current income while providing an opportunity for capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees: None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Madison Dividend Value ETF Madison Dividend Value ETF
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Madison Dividend Value ETF | Madison Dividend Value ETF | USD ($)	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 14, 2023 (commencement of operations) to June 30, 2024, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, the Fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in dividend paying equity securities.

The Fund’s investment advisor, Madison Asset Management, LLC (“Madison” or the “Advisor”), will identify investment opportunities by screening for companies that generally have the following characteristics:

•	A dividend yield of at least 110% of the market dividend yield. For this purpose, the “market dividend yield" consists of the dividend yield of the companies in the S&P 500® Index;

•	A strong balance sheet;

•	A dividend history that has been maintained and which is likely to increase; and

•	Trade near or within the highest quartile (25%) of the company’s historical dividend yield relative to the S&P 500® Index, due to issues which Madison views as temporary. Relative dividend yield is defined as a stock’s dividend yield divided by the S&P 500 dividend yield. The Advisor compares a company’s current relative dividend yield to the relative yield over its prior historical range up to 20 years. When a stock is trading near or within the highest quartile of its historical relative yield range, it is eligible for purchase in the fund.

The Fund may invest up to 50% of its net assets in equity securities rated below A- by Standard & Poor's. The Fund expects to be fully invested in equity securities but will maintain the flexibility to hold up to 20% of the Fund’s net assets in preferred stocks and investment grade fixed income securities when warranted in Madison's discretion.

The Fund may also invest up to 50% of its common stock allocation in foreign securities, including American Depositary Receipts (ADRs) and emerging market securities. To the extent invested in common stocks, the Fund generally invests in 30-60 companies at any given time. This reflects Madison's belief that the Fund should be invested in Madison's top investment ideas, and that focusing on Madison's highest conviction investment ideas is the best way to achieve the Fund’s investment objective.

Tidal Investments LLC (“Tidal” or the “Subadvisor”) provides advisory services to the Fund by, among other things, trading portfolio securities and performing related services, providing tax optimization services and assists in basket creation, reporting and monitoring, portfolio compliance monitoring and reporting.

Principal Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.madisonfunds.com.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Madison Dividend Value ETF | Risk Lose Money [Member]
You could lose money by investing in the Fund.
Madison Dividend Value ETF | Risk Not Insured [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Madison Dividend Value ETF | Equity Risk [Member]

Equity Risk. Equity risk is the risk that securities held by the Fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the circumstances and performance of companies whose securities the Fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Madison Dividend Value ETF | Market Risk [Member]

Market Risk. The share price of the Fund reflects the value of the securities it holds. If a security’s price falls, the share price of the Fund will go down (unless another security’s price rises by an offsetting amount). If the Fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.

Madison Dividend Value ETF | Value Investing Risk [Member]

Value Investing Risk. The Fund may invest in common stocks issued by companies which, based upon their lower-than-average price-to-book ratios, are believed to be undervalued or inexpensive relative to other companies in the same industry or the economy as a whole. These common stocks are considered undervalued or inexpensive on the basis of the issuer’s business and economic fundamentals or the securities’ current and projected credit profiles, relative to current market price. Such securities are subject to the risk of misestimating certain fundamental factors and will generally underperform during periods when value style investments are out of favor.

Madison Dividend Value ETF | Foreign Security and Emerging Market Risk [Member]

Foreign Security and Emerging Market Risk. Investments in foreign securities, including investments in ADRs and emerging market securities, involve risks relating to currency fluctuations and to political, social, and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may be greater in emerging markets. The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Madison Dividend Value ETF | Depository Receipt Risk [Member]

Depository Receipt Risk. Depository receipts, such as American depository receipts (“ADRs”), global depository receipts (“GDRs”), and European depository receipts (“EDRs”), may be issued in sponsored or un-sponsored programs. In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depository receipts. In an un-sponsored program, the issuer may not be directly involved in the creation of the program. Depository receipts involve many of the same risks as direct investments in foreign securities. These risks include, but are not limited to, fluctuations in currency exchange rates, which are affected by international balances of payments and other financial conditions; government interventions; and speculation. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. Investments in depository receipts that are traded over the counter may also be subject to liquidity risk.